UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4410
Oppenheimer Discovery Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 3/30/2012

Item 1. Reports to Stockholders.
March 31, 2012 Oppenheimer Discovery Fund Management Commentary and Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Manager SEMIANNUAL REPORT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Software	14.4%
Specialty Retail	8.9
Hotels, Restaurants & Leisure	6.3
Machinery	5.6
Semiconductors & Semiconductor Equipment	5.4
Health Care Equipment & Supplies	4.3
Trading Companies & Distributors	3.9
Health Care Providers & Services	3.8
Internet Software & Services	3.2
Professional Services	3.2
Portfolio holdings and allocations are subject to change. Percentages are as of March 30, 2012, and are based on net assets.

Top Ten Common Stock Holdings

Sally Beauty Holdings, Inc.	1.6%
Ulta Salon, Cosmetics & Fragrance, Inc.	1.6
NetSuite, Inc.	1.6
Steven Madden Ltd.	1.6
SXC Health Solutions Corp.	1.5
Aspen Technology, Inc.	1.5
OSI Systems, Inc.	1.5
Acacia Research Corp.	1.4
Vitamin Shoppe, Inc.	1.4
Chart Industries, Inc.	1.4
Portfolio holdings and allocations are subject to change. Percentages are as of March 30, 2012, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.
6 | OPPENHEIMER DISCOVERY FUND

Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of March 30, 2012, and are based on the total market value of common stocks.
7 | OPPENHEIMER DISCOVERY FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/4/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class I shares of the Fund were first publicly offered on 1/27/12. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $5 million or more per account and to retirement plan service provider platforms. There is no sales charge for Class I shares.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
8 | OPPENHEIMER DISCOVERY FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9 | OPPENHEIMER DISCOVERY FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2011	March 30, 2012	March 30, 2012[1,2]

Actual
Class A	$1,000.00	$1,243.90	$6.94
Class B	1,000.00	1,238.50	11.80
Class C	1,000.00	1,238.90	11.46
Class I	1,000.00	1,075.80	1.25
Class N	1,000.00	1,242.00	8.67
Class Y	1,000.00	1,246.70	4.64

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,018.70	6.24
Class B	1,000.00	1,014.37	10.62
Class C	1,000.00	1,014.67	10.32
Class I	1,000.00	1,021.43	3.47
Class N	1,000.00	1,017.16	7.80
Class Y	1,000.00	1,020.74	4.18

1.	Actual expenses paid for Classes A, B, C, N and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Actual expenses paid for Class I are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/366 to reflect the period from January 27, 2012 (inception of offering) to March 30, 2012.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 30, 2012 for Classes A, B, C, N and Y and for the period from January 27, 2012 (inception of offering) to March 30, 2012 for Class I are as follows:

Class	Expense Ratios

Class A	1.24%
Class B	2.11
Class C	2.05
Class I	0.69
Class N	1.55
Class Y	0.83
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS March 30, 2012* / Unaudited

	Shares	Value

Common Stocks—97.7%
Consumer Discretionary—19.1%
Auto Components—0.5%
Tenneco, Inc.[1]	179,910	$6,683,651
Diversified Consumer Services—0.5%
Sotheby’s	183,440	7,216,530
Hotels, Restaurants & Leisure—6.3%
BJ’s Restaurants, Inc.[1]	395,030	19,889,761
Buffalo Wild Wings, Inc.[1]	114,930	10,423,002
Domino’s Pizza, Inc.	391,784	14,221,759
Panera Bread Co., Cl. A1	107,607	17,316,118
Peet’s Coffee & Tea, Inc.[1]	229,640	16,924,468
Shuffle Master, Inc.[1]	614,970	10,823,472

		89,598,580

Household Durables—0.5%
Standard Pacific Corp.[1]	1,565,890	6,983,869
Internet & Catalog Retail—0.1%
CafePress, Inc.[1]	81,850	1,567,428
Specialty Retail—8.9%
Asbury Automotive Group, Inc.[1]	446,260	12,049,020
Genesco, Inc.[1]	221,014	15,835,653
Hibbett Sports, Inc.[1]	196,200	10,702,710
Mattress Firm Holding Corp.[1]	342,297	12,973,056
Sally Beauty Holdings, Inc.[1]	942,180	23,366,064
Ulta Salon, Cosmetics & Fragrance, Inc.	249,710	23,195,562
Vitamin Shoppe, Inc.[1]	461,270	20,392,747
Zumiez, Inc.[1]	227,630	8,219,719

		126,734,531

Textiles, Apparel & Luxury Goods—2.3%
Steven Madden Ltd.[1]	528,073	22,575,121
Under Armour, Inc., Cl. A1	112,750	10,598,500

		33,173,621
Consumer Staples—3.6%
Food & Staples Retailing—0.8%
Fresh Market, Inc. (The) [1]	245,770	11,784,672
Food Products—0.2%
Annie’s, Inc.[1]	65,490	2,281,672
Personal Products—2.6%
Elizabeth Arden, Inc.[1]	485,410	16,979,642
Nu Skin Asia Pacific, Inc., Cl. A	345,890	20,030,490

		37,010,132

Energy—4.5%
Energy Equipment & Services—3.0%
Atwood Oceanics, Inc.[1]	271,240	12,175,964
Core Laboratories NV	61,930	8,148,130
Dril-Quip, Inc.[1]	115,030	7,479,251
Hornbeck Offshore Services, Inc.[1]	170,260	7,156,028
Lufkin Industries, Inc.	86,460	6,972,999

		41,932,372

Oil, Gas & Consumable Fuels—1.5%
Energy XXI (Bermuda) Ltd.[1]	293,010	10,580,591
Kodiak Oil & Gas Corp.[1]	1,064,790	10,605,308

		21,185,899

Financials—5.9%
Capital Markets—1.2%
Cohen & Steers, Inc.	266,380	8,497,522
WisdomTree Investments, Inc.[1]	967,530	8,098,226

		16,595,748

Commercial Banks—2.8%
PrivateBancorp, Inc.	965,250	14,642,843
Signature Bank[1]	194,139	12,238,523
Texas Capital Bancshares, Inc.[1]	396,632	13,731,400

		40,612,766
11 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Diversified Financial Services—0.6%
MarketAxess Holdings, Inc.	217,326	$8,104,087
Insurance—1.3%
ProAssurance Corp.	209,708	18,477,372
Health Care—14.7%
Biotechnology—3.1%
Ariad Pharmaceuticals, Inc.[1]	252,230	4,023,069
Cepheid, Inc.[1]	337,169	14,103,779
Cubist Pharmaceuticals, Inc.[1]	354,270	15,322,178
Incyte Corp.[1]	366,440	7,072,292
Medivation, Inc.[1]	49,400	3,691,168

		44,212,486

Health Care Equipment & Supplies—4.3%
Cooper Cos., Inc. (The)	131,603	10,753,281
Endologix, Inc.[1]	498,640	7,305,076
Gen-Probe, Inc.[1]	179,990	11,953,136
NxStage Medical, Inc.[1]	444,120	8,558,192
Orthofix International NV1	250,380	9,409,280
Sirona Dental Systems, Inc.[1]	253,160	13,047,866

		61,026,831

Health Care Providers & Services—3.8%
Catalyst Health Solutions, Inc.[1]	273,090	17,404,026
HMS Holdings Corp.[1]	516,891	16,132,168
MWI Veterinary Supply, Inc.[1]	141,795	12,477,960
WellCare Health Plans, Inc.[1]	100,930	7,254,848

		53,269,002

Health Care Technology—2.3%
athenahealth, Inc.[1]	107,620	7,976,794
Greenway Medical Technologies, Inc.[1]	176,390	2,695,239
SXC Health Solutions Corp.[1]	285,245	21,381,965

		32,053,998

Pharmaceuticals—1.2%
Jazz Pharmaceuticals plc[1]	227,940	11,048,252
Salix Pharmaceuticals Ltd.[1]	127,084	6,671,910

		17,720,162

Industrials—17.2%
Aerospace & Defense—2.7%
B/E Aerospace, Inc.[1]	384,960	17,889,091
Hexcel Corp.[1]	539,420	12,951,474
TransDigm Group, Inc.[1]	61,770	7,150,495

		37,991,060

Commercial Services & Supplies—1.3%
Clean Harbors, Inc.[1]	266,100	17,916,513
Electrical Equipment—0.5%
Polypore International, Inc.[1]	201,379	7,080,486
Machinery—5.6%
Chart Industries, Inc.[1]	274,260	20,111,486
Colfax Corp.[1]	318,270	11,215,835
Proto Labs, Inc.[1]	64,810	2,209,373
Robbins & Myers, Inc.	212,530	11,062,187
Wabtec Corp.	245,090	18,472,433
Westport Innovations, Inc.[1]	219,300	8,973,756
Woodward Inc.	194,650	8,336,860

		80,381,930

Professional Services—3.2%
Acacia Research Corp.[1]	489,440	20,429,226
Advisory Board Co. (The)[1]	201,920	17,894,150
On Assignment, Inc.[1]	405,320	7,080,940

		45,404,316

Trading Companies & Distributors—3.9%
Applied Industrial Technologies, Inc.	126,320	5,195,542
Beacon Roofing Supply, Inc.[1]	649,060	16,719,786
H&E Equipment Services, Inc.[1]	522,530	9,886,268
12 | OPPENHEIMER DISCOVERY FUND

	Shares	Value

Trading Companies & Distributors Continued
TAL International Group, Inc.	287,420	$10,551,188
United Rentals, Inc.[1]	321,610	13,793,853

		56,146,637

Information Technology—29.3%
Communications Equipment—1.6%
Aruba Networks, Inc.[1]	604,150	13,460,462
Procera Networks, Inc.[1]	417,730	9,340,443

		22,800,905

Electronic Equipment & Instruments—2.5%
FARO Technologies, Inc. [1]	61,279	3,574,404
IPG Photonics Corp.[1]	213,886	11,132,766
OSI Systems, Inc.[1]	347,189	21,282,686

		35,989,856

Internet Software & Services—3.2%
Bankrate, Inc.[1]	487,950	12,076,763
Bazaarvoice, Inc.[1]	43,210	858,583
Cornerstone OnDemand, Inc.[1]	486,430	10,623,631
Demandware, Inc.[1]	40,910	1,219,118
ExactTarget, Inc.[1]	62,650	1,628,900
Liquidity Services, Inc.[1]	407,640	18,262,272
Millennial Media, Inc.[1]	40,930	961,855

		45,631,122

IT Services—2.2%
Cardtronics, Inc.[1]	459,809	12,069,986
ServiceSource International, Inc.[1]	1,203,540	18,630,799

		30,700,785

Semiconductors & Semiconductor Equipment—5.4%
Cirrus Logic, Inc.[1]	483,930	11,517,534
Mellanox Technologies Ltd.[1]	344,140	14,395,376
Monolithic Power Systems, Inc.[1]	652,700	12,838,609
Semtech Corp.[1]	381,250	10,850,375
Teradyne, Inc.[1]	776,910	13,122,010
Volterra Semiconductor Corp.[1]	394,950	13,592,204

		76,316,108

Software—14.4%
Ariba, Inc.[1]	541,240	17,703,960
Aspen Technology, Inc.[1]	1,039,750	21,346,068
BroadSoft, Inc.[1]	433,172	16,568,829
Commvault Systems, Inc.[1]	393,231	19,519,987
Fortinet, Inc.[1]	622,792	17,220,199
Guidewire Software, Inc.[1]	51,621	1,588,894
Imperva, Inc.[1]	143,680	5,625,072
Jive Software, Inc.[1]	91,170	2,476,177
NetSuite, Inc.[1]	457,877	23,026,634
QLIK Technologies, Inc.[1]	188,430	6,029,760
Sourcefire, Inc.[1]	318,750	15,341,438
Synchronoss Technologies, Inc.[1]	546,765	17,452,739
Tangoe, Inc.[1]	372,470	7,006,161
TIBCO Software, Inc.[1]	539,691	16,460,576
Ultimate Software Group, Inc. (The)[1]	247,362	18,126,687

		205,493,181

Materials—3.4%
Chemicals—1.0%
Cytec Industries, Inc.	114,540	6,962,887
Fuller (H.B.) Co.	223,280	7,330,282

		14,293,169
13 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Construction Materials—0.7%
Eagle Materials, Inc.	292,930	$10,179,318
Metals & Mining—1.7%
Allied Nevada Gold Corp.[1]	223,646	7,275,204
AuRico Gold, Inc.[1]	451,490	4,004,716
Carpenter Technology Corp.	232,460	12,141,386

		23,421,306

Total Common Stocks (Cost $1,039,861,377)		1,387,972,101
Investment Company—2.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.22%[2,3] (Cost $36,011,074)	36,011,074	36,011,074
Total Investments, at Value (Cost $1,075,872,451)	100.2%	1,423,983,175
Liabilities in Excess of Other Assets	(0.2)	(2,572,306)

Net Assets	100.0%	$1,421,410,869

Footnotes to Statement of Investments

*	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2011	Additions	Reductions	March 30, 2012

Oppenheimer Institutional Money Market Fund, Cl. E	77,981,056	263,632,190	305,602,172	36,011,074

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$36,011,074	$43,778

3.	Rate shown is the 7-day yield as of March 30, 2012.
See accompanying Notes to Financial Statements.
14 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 30, 2012[1]

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,039,861,377)	$1,387,972,101
Affiliated companies (cost $36,011,074)	36,011,074

1,423,983,175
Cash	286,265
Receivables and other assets:
Investments sold	11,012,098
Shares of beneficial interest sold	2,424,877
Dividends	1,569,030
Other	122,134

Total assets	1,439,397,579

Liabilities
Payables and other liabilities:
Investments purchased	14,645,723
Shares of beneficial interest redeemed	2,243,319
Trustees’ compensation	334,258
Transfer and shareholder servicing agent fees	301,779
Distribution and service plan fees	273,433
Shareholder communications	167,249
Other	20,949

Total liabilities	17,986,710

Net Assets	$1,421,410,869

Composition of Net Assets
Par value of shares of beneficial interest	$23,418
Additional paid-in capital	1,103,390,495
Accumulated net investment loss	(6,047,424)
Accumulated net realized loss on investments	(24,066,344)
Net unrealized appreciation on investments	348,110,724

Net Assets	$1,421,410,869

15 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,059,218,663 and 17,069,386 shares of beneficial interest outstanding)	$62.05
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$65.84

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $74,397,259 and 1,435,362 shares of beneficial interest outstanding)	$51.83

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $132,489,301 and 2,497,709 shares of beneficial interest outstanding)	$53.04

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,758 and 163 shares of beneficial interest outstanding)	$66.10

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $42,957,550 and 716,069 shares of beneficial interest outstanding)	$59.99

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $112,337,338 and 1,699,781 shares of beneficial interest outstanding)	$66.09

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
16 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 30, 2012[1]

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $7,763)	$2,782,470
Affiliated companies	43,778
Interest	472

Total investment income	2,826,720

Expenses
Management fees	4,230,289
Distribution and service plan fees:
Class A	1,130,183
Class B	351,345
Class C	603,626
Class N	97,936
Transfer and shareholder servicing agent fees:
Class A	1,626,156
Class B	212,789
Class C	244,133
Class I	1
Class N	73,839
Class Y	74,986
Shareholder communications:
Class A	93,872
Class B	16,686
Class C	11,874
Class N	2,344
Class Y	1,194
Trustees’ compensation	13,705
Custodian fees and expenses	2,985
Administration service fees	750
Other	36,661

Total expenses	8,825,354
Less waivers and reimbursements of expenses	(300,238)

Net expenses	8,525,116

Net Investment Loss	(5,698,396)

Realized and Unrealized Gain
Net realized gain on investments from unaffiliated companies	70,751,282
Net change in unrealized appreciation/depreciation on investments	206,124,794

Net Increase in Net Assets Resulting from Operations	$271,177,680

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
17 | OPPENHEIMER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 30, 2012[1]	September 30,
	(Unaudited)	2011

Operations
Net investment loss	$(5,698,396)	$(14,259,952)
Net realized gain	70,751,282	185,117,424
Net change in unrealized appreciation/depreciation	206,124,794	(88,741,899)

Net increase in net assets resulting from operations	271,177,680	82,115,573

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	(49,659,397)	—
Class B	(4,484,590)	—
Class C	(7,539,797)	—
Class I	—	—
Class N	(2,172,425)	—
Class Y	(4,515,572)	—

	(68,371,781)	—

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	85,099,135	25,247,035
Class B	(1,740,572)	(22,972,834)
Class C	5,858,076	11,576,834
Class I	10,000	—
Class N	1,748,908	4,940,719
Class Y	20,536,681	54,630,444

	111,512,228	73,422,198

Net Assets
Total increase	314,318,127	155,537,771
Beginning of period	1,107,092,742	951,554,971

End of period (including accumulated net investment loss of $6,047,424 and $349,028, respectively)	$1,421,410,869	$1,107,092,742

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$52.70	$47.67	$40.87	$47.26	$57.34	$43.41

Income (loss) from investment operations:
Net investment loss[2]	(.23)[3]	(.62)	(.49)	(.36)	(.49)	(.52)
Net realized and unrealized gain (loss)	12.76	5.65	7.29	(5.47)	(9.04)	14.45

Total from investment operations	12.53	5.03	6.80	(5.83)	(9.53)	13.93

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(3.18)	—	—	(.56)	(.55)	—

Net asset value, end of period	$62.05	$52.70	$47.67	$40.87	$47.26	$57.34

Total Return, at Net Asset Value[4]	24.39%	10.55%	16.64%	(12.00)%	(16.77)%	32.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,059,219	$822,073	$729,419	$716,351	$485,075	$597,624

Average net assets (in thousands)	$943,350	$930,632	$718,175	$415,774	$558,176	$545,405

Ratios to average net assets:[5]
Net investment loss	(0.79)%[3]	(1.04)%	(1.11)%	(1.00)%	(0.91)%	(1.05)%
Total expenses[6]	1.28%	1.30%	1.45%	1.50%	1.26%	1.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.24%	1.30%	1.34%	1.35%	1.26%	1.28%

Portfolio turnover rate	52%	112%	111%	170%	127%	105%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Net investment income per share and the net investment income ratio include $0.05 and 0.18%, respectively, resulting from a special dividend from Domino’s Pizza, Inc. in March 2012.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	1.28%
Year Ended September 30, 2011	1.30%
Year Ended September 30, 2010	1.45%
Year Ended September 30, 2009	1.50%
Year Ended September 30, 2008	1.26%
Year Ended September 30, 2007	1.28%
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$44.67	$40.72	$35.18	$41.12	$50.35	$38.42

Income (loss) from investment operations:
Net investment loss[2]	(.40)[3]	(.92)	(.72)	(.55)	(.80)	(.79)
Net realized and unrealized gain (loss)	10.74	4.87	6.26	(4.83)	(7.88)	12.72

Total from investment operations	10.34	3.95	5.54	(5.38)	(8.68)	11.93

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(3.18)	—	—	(.56)	(.55)	—

Net asset value, end of period	$51.83	$44.67	$40.72	$35.18	$41.12	$50.35

Total Return, at Net Asset Value[4]	23.85%	9.70%	15.75%	(12.71)%	(17.42)%	31.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,397	$65,720	$77,831	$92,663	$43,927	$66,657

Average net assets (in thousands)	$70,599	$86,703	$83,147	$41,661	$58,456	$66,155

Ratios to average net assets:[5]
Net investment loss	(1.67)%[3]	(1.84)%	(1.90)%	(1.79)%	(1.70)%	(1.81)%
Total expenses[6]	2.32%	2.35%	2.52%	2.61%	2.05%	2.05%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.11%	2.08%	2.13%	2.12%	2.05%	2.05%

Portfolio turnover rate	52%	112%	111%	170%	127%	105%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Net investment income per share and the net investment income ratio include $0.05 and 0.18%, respectively, resulting from a special dividend from Domino’s Pizza, Inc. in March 2012.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	2.32%
Year Ended September 30, 2011	2.35%
Year Ended September 30, 2010	2.52%
Year Ended September 30, 2009	2.61%
Year Ended September 30, 2008	2.05%
Year Ended September 30, 2007	2.05%
See accompanying Notes to Financial Statements.
20 | OPPENHEIMER DISCOVERY FUND

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$45.63	$41.60	$35.93	$41.96	$51.39	$39.24

Income (loss) from investment operations:
Net investment loss[2]	(.40)[3]	(.92)	(.73)	(.56)	(.84)	(.83)
Net realized and unrealized gain (loss)	10.99	4.95	6.40	(4.91)	(8.04)	12.98

Total from investment operations	10.59	4.03	5.67	(5.47)	(8.88)	12.15

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(3.18)	—	—	(.56)	(.55)	—

Net asset value, end of period	$53.04	$45.63	$41.60	$35.93	$41.96	$51.39

Total Return, at Net Asset Value[4]	23.89%	9.69%	15.78%	(12.67)%	(17.46)%	30.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,489	$108,443	$90,710	$88,063	$34,164	$40,107

Average net assets (in thousands)	$121,697	$117,476	$88,870	$37,608	$38,170	$36,912

Ratios to average net assets:[5]
Net investment loss	(1.61)%[3]	(1.80)%	(1.87)%	(1.76)%	(1.75)%	(1.88)%
Total expenses[6]	2.09%	2.11%	2.30%	2.40%	2.11%	2.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.05%	2.05%	2.10%	2.08%	2.10%	2.11%

Portfolio turnover rate	52%	112%	111%	170%	127%	105%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Net investment income per share and the net investment income ratio include $0.05 and 0.18%, respectively, resulting from a special dividend from Domino’s Pizza, Inc. in March 2012.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	2.09%
Year Ended September 30, 2011	2.11%
Year Ended September 30, 2010	2.30%
Year Ended September 30, 2009	2.40%
Year Ended September 30, 2008	2.11%
Year Ended September 30, 2007	2.15%
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

Period Ended
March 30, 2012[1,2]
Class I	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$61.45

Income (loss) from investment operations:
Net investment income[3]	.01 [4]
Net realized and unrealized gain	4.64

Total from investment operations	4.65

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—

Net asset value, end of period	$66.10

Total Return, at Net Asset Value[5]	7.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11

Average net assets (in thousands)	$10

Ratios to average net assets:[6]
Net investment income	0.12%[4]
Total expenses[7]	0.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.69%

Portfolio turnover rate	52%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from January 27, 2012 (inception of offering) to March 30, 2012.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Net investment income per share and the net investment income ratio include $0.05 and 0.52%, respectively, resulting from a special dividend from Domino’s Pizza, Inc. in March 2012.

5.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6.	Annualized for periods less than one full year.

7.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended March 30, 2012	0.69%
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER DISCOVERY FUND

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$51.12	$46.36	$39.83	$46.20	$56.24	$42.72

Income (loss) from investment operations:
Net investment loss[2]	(.31)[3]	(.74)	(.58)	(.44)	(.65)	(.66)
Net realized and unrealized gain (loss)	12.36	5.50	7.11	(5.37)	(8.84)	14.18

Total from investment operations	12.05	4.76	6.53	(5.81)	(9.49)	13.52

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(3.18)	—	—	(.56)	(.55)	—

Net asset value, end of period	$59.99	$51.12	$46.36	$39.83	$46.20	$56.24

Total Return, at Net Asset Value[4]	24.20%	10.27%	16.40%	(12.24)%	(17.03)%	31.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,958	$34,945	$27,823	$26,319	$8,769	$11,463

Average net assets (in thousands)	$39,389	$36,695	$26,676	$10,777	$10,206	$9,969

Ratios to average net assets:[5]
Net investment loss	(1.11)%[3]	(1.29)%	(1.35)%	(1.24)%	(1.24)%	(1.36)%
Total expenses[6]	1.56%	1.55%	1.73%	1.87%	1.60%	1.64%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.55%	1.54%	1.57%	1.56%	1.58%	1.59%

Portfolio turnover rate	52%	112%	111%	170%	127%	105%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Net investment income per share and the net investment income ratio include $0.05 and 0.18%, respectively, resulting from a special dividend from Domino’s Pizza, Inc. in March 2012.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	1.56%
Year Ended September 30, 2011	1.55%
Year Ended September 30, 2010	1.73%
Year Ended September 30, 2009	1.87%
Year Ended September 30, 2008	1.60%
Year Ended September 30, 2007	1.64%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class Y	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$55.83	$50.30	$42.92	$49.48	$59.82	$45.20

Income (loss) from investment operations:
Net investment loss[2]	(.11)[3]	(.38)	(.29)	(.27)	(.32)	(.43)
Net realized and unrealized gain (loss)	13.55	5.91	7.67	(5.73)	(9.47)	15.05

Total from investment operations	13.44	5.53	7.38	(6.00)	(9.79)	14.62

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(3.18)	—	—	(.56)	(.55)	—

Net asset value, end of period	$66.09	$55.83	$50.30	$42.92	$49.48	$59.82

Total Return, at Net Asset Value[4]	24.67%	11.00%	17.19%	(11.81)%	(16.51)%	32.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$112,337	$75,912	$25,772	$49,505	$39,384	$32,264

Average net assets (in thousands)	$94,929	$61,766	$70,285	$26,225	$30,814	$50,540

Ratios to average net assets:[5]
Net investment loss	(0.38)%[3]	(0.60)%	(0.62)%	(0.71)%	(0.58)%	(0.85)%
Total expenses[6]	0.83%	0.86%	0.83%	1.16%	1.10%	1.12%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.83%	0.86%	0.83%	1.07%	0.93%	1.07%

Portfolio turnover rate	52%	112%	111%	170%	127%	105%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Net investment income per share and the net investment income ratio include $0.05 and 0.18%, respectively, resulting from a special dividend from Domino’s Pizza, Inc. in March 2012.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	0.83%
Year Ended September 30, 2011	0.86%
Year Ended September 30, 2010	0.83%
Year Ended September 30, 2009	1.16%
Year Ended September 30, 2008	1.10%
Year Ended September 30, 2007	1.12%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Discovery Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class I, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class I shares were first publicly offered on January 27, 2012.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
25 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2011, the Fund utilized $102,368,066 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2015	$762,470
2016	91,028,824

Total	$91,791,294

Of these losses, $91,791,294 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $18,358,259 per year.
     Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at March 30, 2012, the Fund had estimated capital loss carryforwards of $21,040,012 expiring in 2016. During the six months ended March 30, 2012, it is estimated that the Fund will utilize $70,751,282 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments,
26 | OPPENHEIMER DISCOVERY FUND

if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,080,932,399

Gross unrealized appreciation	$348,801,972
Gross unrealized depreciation	(5,751,196)

Net unrealized appreciation	$343,050,776

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 30, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,584
Payments Made to Retired Trustees	28,419
Accumulated Liability as of March 30, 2012	220,066
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are
27 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price
28 | OPPENHEIMER DISCOVERY FUND

of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
     If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price
29 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
     The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 30, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$271,958,210	$—	$—	$271,958,210
Consumer Staples	51,076,476	—	—	51,076,476
Energy	63,118,271	—	—	63,118,271
Financials	83,789,973	—	—	83,789,973
30 | OPPENHEIMER DISCOVERY FUND

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value: Continued
Health Care	$208,282,479	$—	$—	$208,282,479
Industrials	244,920,942	—	—	244,920,942
Information Technology	416,931,957	—	—	416,931,957
Materials	47,893,793	—	—	47,893,793
Investment Company	36,011,074	—	—	36,011,074

Total Assets	$1,423,983,175	$—	$—	$1,423,983,175

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 30, 2012[1]		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	2,323,056	$134,730,852	4,859,130	$296,196,533
Dividends and/or distributions reinvested	859,726	48,428,370	—	—
Redeemed	(1,712,570)	(98,060,087)	(4,559,915)	(270,949,498)

Net increase	1,470,212	$85,099,135	299,215	$25,247,035

Class B
Sold	144,653	$6,991,998	416,506	$21,174,828
Dividends and/or distributions reinvested	94,253	4,446,876	—	—
Redeemed	(274,816)	(13,179,446)	(856,392)	(44,147,662)

Net decrease	(35,910)	$(1,740,572)	(439,886)	$(22,972,834)

Class C
Sold	303,760	$14,969,582	815,424	$43,075,247
Dividends and/or distributions reinvested	150,286	7,255,832	—	—
Redeemed	(332,666)	(16,367,338)	(619,817)	(31,498,413)

Net increase	121,380	$5,858,076	195,607	$11,576,834

31 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Shares of Beneficial Interest Continued

	Six Months Ended March 30, 2012[1]		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount

Class I
Sold	163	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	163	$10,000	—	$—

Class N
Sold	131,222	$7,285,714	310,603	$18,023,719
Dividends and/or distributions reinvested	37,459	2,042,247	—	—
Redeemed	(136,232)	(7,579,053)	(227,160)	(13,083,000)

Net increase	32,449	$1,748,908	83,443	$4,940,719

Class Y
Sold	654,475	$39,855,590	1,388,794	$88,522,355
Dividends and/or distributions reinvested	73,294	4,391,823	—	—
Redeemed	(387,572)	(23,710,732)	(541,526)	(33,891,911)

Net increase	340,197	$20,536,681	847,268	$54,630,444

1.	For the six month ended March 30, 2012, for Class A, Class B, Class C, Class N and Class Y shares, and for the period from January 27, 2012 (inception of offering) to March 30, 2012, for Class I shares.
4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$726,604,358	$641,385,050
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $700 million	0.60
Over $1.5 billion	0.58
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
32 | OPPENHEIMER DISCOVERY FUND

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 30, 2012, the Fund paid $1,869,131 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 30, 2012 were as follows:

Class B	$23,526,376
Class C	8,868,144
Class N	1,230,640
33 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 30, 2012	$167,764	$57	$66,739	$7,892	$89
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 30, 2012, the Manager waived fees and/or reimbursed the Fund $21,807 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to December 1, 2011. Effective December 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
During the six months ended March 30, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$182,673
Class B	74,005
Class C	20,832
Class N	921
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and
34 | OPPENHEIMER DISCOVERY FUND

various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate,
35 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
36 | OPPENHEIMER DISCOVERY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
37 | OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Ronald J. Zibelli, Jr., Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OppenheimerFunds Services
Servicing Agent

Independent	KPMG llp
Registered Public
Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
38 | OPPENHEIMER DISCOVERY FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
39 | OPPENHEIMER DISCOVERY FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
40 | OPPENHEIMER DISCOVERY FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Discovery Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2012

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	5/8/2012